First Trust Preferred Securities and Income Fund
Portfolio of Investments
January 31, 2025 (Unaudited)

Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES – 16.7%
	Automobiles – 0.4%
9,479	Ford Motor Co.	6.20%	06/01/59	$220,576
20,501	Ford Motor Co.	6.00%	12/01/59	467,013
4,917	Ford Motor Co.	6.50%	08/15/62	120,073
				807,662
	Banks – 0.6%
30,084	Bank of America Corp., Series KK	5.38%	(a)	694,339
5,431	JPMorgan Chase & Co., Series LL	4.63%	(a)	109,543
7,743	Pinnacle Financial Partners, Inc., Series B	6.75%	(a)	193,343
251	Truist Financial Corp., Series R	4.75%	(a)	5,158
10,557	US Bancorp, Series K	5.50%	(a)	249,990
5,041	Wells Fargo & Co., Series Z	4.75%	(a)	101,929
				1,354,302
	Capital Markets – 2.3%
10,457	Affiliated Managers Group, Inc.	5.88%	03/30/59	242,289
4,000	Affiliated Managers Group, Inc.	4.75%	09/30/60	74,640
22,386	Affiliated Managers Group, Inc.	4.20%	09/30/61	363,548
43,823	Affiliated Managers Group, Inc.	6.75%	03/30/64	1,090,316
9,100	Brookfield Oaktree Holdings, LLC, Series A	6.63%	(a)	200,473
54,761	Carlyle Finance LLC	4.63%	05/15/61	1,010,888
14,498	DigitalBridge Group, Inc., Series I	7.15%	(a)	350,127
115	DigitalBridge Group, Inc., Series J	7.13%	(a)	2,763
28,821	KKR Group Finance Co., IX LLC	4.63%	04/01/61	548,752
14,451	Morgan Stanley, Series Q	6.63%	(a)	375,726
21,970	TPG Operating Group II, L.P.	6.95%	03/15/64	553,864
				4,813,386
	Consumer Finance – 0.0%
2,478	Capital One Financial Corp., Series I	5.00%	(a)	49,733
	Diversified REITs – 0.2%
16,370	Global Net Lease, Inc., Series A	7.25%	(a)	364,724
	Diversified Telecommunication Services – 0.2%
21,200	AT&T, Inc., Series C	4.75%	(a)	408,736
	Electric Utilities – 1.8%
12,139	SCE Trust IV, Series J (b)	5.38%	(a)	273,734
9,199	SCE Trust V, Series K (b)	5.45%	(a)	213,785
82,162	SCE Trust VII, Series M	7.50%	(a)	1,916,839
22,992	SCE Trust VIII, Series N	6.95%	(a)	515,251
32,548	Southern (The) Co.	6.50%	03/15/85	858,942
				3,778,551
	Financial Services – 1.3%
70,582	Corebridge Financial, Inc.	6.38%	12/15/64	1,739,141
35,950	Equitable Holdings, Inc., Series A	5.25%	(a)	769,690
2,944	Jackson Financial, Inc. (b)	8.00%	(a)	78,781
3,732	Voya Financial, Inc., Series B (b)	5.35%	(a)	90,165
				2,677,777
	Independent Power & Renewable Electricity Producers – 0.5%
35,878	Brookfield BRP Holdings Canada, Inc.	4.63%	(a)	565,796
21,958	Brookfield Renewable Partners, L.P., Series 17	5.25%	(a)	434,549
				1,000,345

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Insurance – 5.6%
67,768	AEGON Funding Co., LLC	5.10%	12/15/49	$1,396,021
24,737	American National Group, Inc.	7.38%	(a)	644,399
4,822	AmTrust Financial Services, Inc.	7.25%	06/15/55	76,670
5,383	AmTrust Financial Services, Inc.	7.50%	09/15/55	89,169
18,434	Arch Capital Group Ltd., Series G	4.55%	(a)	343,425
24,220	Aspen Insurance Holdings Ltd.	5.63%	(a)	496,510
70,607	Aspen Insurance Holdings Ltd.	5.63%	(a)	1,406,492
7,571	Assurant, Inc.	5.25%	01/15/61	157,401
52,131	Athene Holding Ltd. (b)	7.25%	03/30/64	1,318,393
30,165	Athene Holding Ltd., Series A (b)	6.35%	(a)	741,757
42,413	Athene Holding Ltd., Series E (b)	7.75%	(a)	1,105,707
14,000	Axis Capital Holdings Ltd., Series E	5.50%	(a)	290,080
21,521	CNO Financial Group, Inc.	5.13%	11/25/60	423,749
47,080	F&G Annuities & Life, Inc.	7.95%	12/15/53	1,239,616
78,320	F&G Annuities & Life, Inc.	7.30%	01/15/65	1,954,084
169	Metlife, Inc., Series F	4.75%	(a)	3,546
10,700	Phoenix (The) Cos., Inc.	7.45%	01/15/32	200,090
2,571	RenaissanceRe Holdings Ltd., Series G	4.20%	(a)	42,704
				11,929,813
	Multi-Utilities – 1.2%
9,671	Algonquin Power & Utilities Corp., Series 19-A, 3 Mo. CME Term SOFR + CSA + 4.01% (c)	8.86%	07/01/79	244,676
28,651	Brookfield Infrastructure Finance ULC	5.00%	05/24/81	527,465
28,172	Brookfield Infrastructure Partners, L.P., Series 13	5.13%	(a)	510,477
14,000	CMS Energy Corp.	5.88%	10/15/78	328,580
13,328	CMS Energy Corp.	5.88%	03/01/79	317,739
26,819	Sempra	5.75%	07/01/79	629,174
				2,558,111
	Real Estate Management & Development – 0.7%
52,084	Brookfield Property Partners, L.P., Series A	5.75%	(a)	732,822
48,720	Brookfield Property Partners, L.P., Series A2	6.38%	(a)	716,671
				1,449,493
	Specialized REITs – 0.0%
2,712	National Storage Affiliates Trust, Series A	6.00%	(a)	61,400
	Wireless Telecommunication Services – 1.9%
39,412	United States Cellular Corp.	6.25%	09/01/69	942,341
63,215	United States Cellular Corp.	5.50%	03/01/70	1,400,212
79,569	United States Cellular Corp.	5.50%	06/01/70	1,770,410
				4,112,963
	Total $25 Par Preferred Securities			35,366,996
	(Cost $38,367,765)
$1,000 PAR PREFERRED SECURITIES – 3.9%
	Banks – 3.9%
3,013	Bank of America Corp., Series L	7.25%	(a)	3,687,912
3,881	Wells Fargo & Co., Series L	7.50%	(a)	4,614,121
	Total $1,000 Par Preferred Securities			8,302,033
	(Cost $9,009,131)

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES – 76.4%
	Banks – 37.2%
$400,000	Banco Bilbao Vizcaya Argentaria S.A. (b) (d)	7.75%	(a)	$400,984
1,300,000	Banco Bilbao Vizcaya Argentaria S.A. (b) (d)	9.38%	(a)	1,421,044
300,000	Banco de Credito e Inversiones S.A. (b) (d) (e)	8.75%	(a)	315,060
200,000	Banco de Credito e Inversiones S.A. (b) (d) (f)	8.75%	(a)	210,040
900,000	Banco Mercantil del Norte S.A. (b) (d) (e)	7.50%	(a)	870,763
1,000,000	Banco Mercantil del Norte S.A. (b) (d) (e)	7.63%	(a)	986,939
1,100,000	Banco Mercantil del Norte S.A. (b) (d) (e)	8.38%	(a)	1,103,803
400,000	Banco Mercantil del Norte S.A. (b) (d) (e)	8.75%	(a)	398,406
600,000	Banco Santander S.A. (b) (d)	4.75%	(a)	576,123
1,100,000	Banco Santander S.A. (b) (d)	8.00%	(a)	1,152,126
800,000	Banco Santander S.A. (b) (d)	9.63%	(a)	883,733
1,800,000	Banco Santander S.A. (b) (d)	9.63%	(a)	2,075,603
200,000	Bank of America Corp., Series RR (b)	4.38%	(a)	194,547
1,600,000	Bank of America Corp., Series TT (b)	6.13%	(a)	1,621,803
2,200,000	Bank of Montreal (b)	7.70%	05/26/84	2,282,917
1,100,000	Bank of Montreal (b)	7.30%	11/26/84	1,121,936
1,500,000	Bank of Nova Scotia (The) (b)	8.63%	10/27/82	1,585,396
1,500,000	Bank of Nova Scotia (The) (b)	8.00%	01/27/84	1,568,237
1,200,000	Bank of Nova Scotia (The) (b)	7.35%	04/27/85	1,203,503
550,000	Barclays PLC (b) (d)	4.38%	(a)	503,970
4,000,000	Barclays PLC (b) (d)	8.00%	(a)	4,178,472
1,100,000	Barclays PLC (b) (d)	9.63%	(a)	1,227,388
650,000	BBVA Bancomer S.A. (b) (d) (e)	5.88%	09/13/34	615,432
1,300,000	BBVA Bancomer S.A. (b) (d) (e)	8.45%	06/29/38	1,345,629
2,150,000	BNP Paribas S.A. (b) (d) (e)	4.63%	(a)	1,855,365
400,000	BNP Paribas S.A. (b) (d) (e)	7.38%	(a)	401,578
1,540,000	BNP Paribas S.A. (b) (d) (e)	7.75%	(a)	1,596,670
600,000	BNP Paribas S.A. (b) (d) (e)	8.00%	(a)	629,587
2,650,000	BNP Paribas S.A. (b) (d) (e)	8.50%	(a)	2,792,533
500,000	Canadian Imperial Bank of Commerce (b)	6.95%	01/28/85	500,646
700,000	Citigroup, Inc., Series BB (b)	7.20%	(a)	730,467
1,040,000	Citigroup, Inc., Series DD (b)	7.00%	(a)	1,086,286
150,000	Citigroup, Inc., Series P (b)	5.95%	(a)	150,070
200,000	Citigroup, Inc., Series Z (b)	7.38%	(a)	208,070
500,000	CoBank ACB (b)	7.25%	(a)	511,518
929,000	CoBank ACB, Series I (b)	6.25%	(a)	931,357
865,000	CoBank ACB, Series K (b)	6.45%	(a)	870,907
800,000	Commerzbank AG (b) (d) (f)	7.50%	(a)	804,000
3,200,000	Credit Agricole S.A. (b) (d) (e)	6.70%	(a)	3,093,311
300,000	Farm Credit Bank of Texas (b)	7.75%	(a)	311,640
600,000	Farm Credit Bank of Texas, Series 3 (b) (e)	6.20%	(a)	594,900
1,300,000	HSBC Holdings PLC (b) (d)	6.88%	(a)	1,308,677
1,800,000	HSBC Holdings PLC (b) (d)	6.95%	(a)	1,807,522
2,000,000	HSBC Holdings PLC (b) (d)	8.00%	(a)	2,109,866
1,000,000	ING Groep N.V. (b) (d) (f)	7.25%	(a)	1,013,481
930,000	ING Groep N.V. (b) (d) (f)	7.50%	(a)	957,040
1,457,000	ING Groep N.V. (b) (d) (f)	8.00%	(a)	1,533,055
3,350,000	JPMorgan Chase & Co., Series NN (b)	6.88%	(a)	3,505,333
325,000	JPMorgan Chase & Co., Series OO (b)	6.50%	(a)	329,417
2,490,000	Lloyds Banking Group PLC (b) (d)	8.00%	(a)	2,616,148
1,560,000	NatWest Group PLC (b) (d)	8.13%	(a)	1,661,977
1,406,000	PNC Financial Services Group (The), Inc., Series U (b)	6.00%	(a)	1,410,638
494,000	PNC Financial Services Group (The), Inc., Series V (b)	6.20%	(a)	499,505
1,650,000	PNC Financial Services Group (The), Inc., Series W (b)	6.25%	(a)	1,661,466
1,600,000	Royal Bank of Canada (b)	7.50%	05/02/84	1,660,499

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Banks (Continued)
$1,250,000	Royal Bank of Canada (b)	6.35%	11/24/84	$1,198,612
1,500,000	Societe Generale S.A. (b) (d) (e)	9.38%	(a)	1,578,831
1,200,000	Societe Generale S.A. (b) (d) (e)	10.00%	(a)	1,309,972
720,000	Sumitomo Mitsui Financial Group, Inc. (b) (d)	6.60%	(a)	729,008
200,000	Swedbank AB (b) (d) (f)	7.63%	(a)	207,297
1,000,000	Swedbank AB (b) (d) (f)	7.75%	(a)	1,036,911
2,180,000	Toronto-Dominion Bank (The) (b)	8.13%	10/31/82	2,283,254
300,000	Toronto-Dominion Bank (The) (b)	7.25%	07/31/84	304,031
2,214,000	Wells Fargo & Co. (b)	6.85%	(a)	2,278,968
1,000,000	Wells Fargo & Co. (b)	7.63%	(a)	1,066,245
				78,980,512
	Capital Markets – 7.8%
1,500,000	Ares Finance Co. III LLC (b) (e)	4.13%	06/30/51	1,442,320
2,841,000	Charles Schwab (The) Corp., Series H (b)	4.00%	(a)	2,525,013
1,834,000	Charles Schwab (The) Corp., Series I (b)	4.00%	(a)	1,792,067
600,000	Charles Schwab (The) Corp., Series K (b)	5.00%	(a)	590,598
4,100,000	Credit Suisse Group AG, Claim (g) (h)			369,000
1,600,000	Credit Suisse Group AG, Claim (g) (h)			144,000
2,425,000	Credit Suisse Group AG, Claim (g) (h)			218,250
1,500,000	Credit Suisse Group AG, Claim (g) (h)			135,000
2,800,000	Deutsche Bank AG, Series 2020 (b) (d)	6.00%	(a)	2,787,474
550,000	Goldman Sachs Group (The), Inc. (b)	6.85%	(a)	556,402
494,000	Goldman Sachs Group (The), Inc., Series W (b)	7.50%	(a)	522,391
2,411,000	Goldman Sachs Group (The), Inc., Series X (b)	7.50%	(a)	2,530,528
1,200,000	Goldman Sachs Group (The), Inc., Series Y (b)	6.13%	(a)	1,175,113
513,000	State Street Corp., Series I (b)	6.70%	(a)	524,336
1,300,000	State Street Corp., Series J (b)	6.70%	(a)	1,329,511
				16,642,003
	Electric Utilities – 4.0%
1,980,000	American Electric Power Co., Inc. (b)	6.95%	12/15/54	2,026,193
275,000	American Electric Power Co., Inc. (b)	7.05%	12/15/54	282,609
975,000	Duke Energy Corp. (b)	6.45%	09/01/54	980,432
1,700,000	Entergy Corp. (b)	7.13%	12/01/54	1,737,392
950,000	EUSHI Finance, Inc. (b)	7.63%	12/15/54	992,952
1,785,000	NextEra Energy Capital Holdings, Inc. (b)	6.75%	06/15/54	1,830,426
421,000	PG&E Corp. (b)	7.38%	03/15/55	410,096
126,000	Southern (The) Co., Series 21-A (b)	3.75%	09/15/51	122,512
				8,382,612
	Financial Services – 2.8%
2,500,000	American AgCredit Corp. (b) (e)	5.25%	(a)	2,443,348
1,500,000	Capital Farm Credit ACA, Series 1 (b) (e)	5.00%	(a)	1,477,500
600,000	Compeer Financial ACA (b) (e)	4.88%	(a)	585,000
920,000	Corebridge Financial, Inc. (b)	6.88%	12/15/52	946,373
500,000	Corebridge Financial, Inc. (b)	6.38%	09/15/54	495,627
				5,947,848
	Food Products – 3.1%
300,000	Dairy Farmers of America, Inc. (i)	7.13%	(a)	289,500
1,305,000	Land O’Lakes Capital Trust I (i)	7.45%	03/15/28	1,299,671
1,400,000	Land O’Lakes, Inc. (e)	7.00%	(a)	1,155,021
1,200,000	Land O’Lakes, Inc. (e)	7.25%	(a)	1,005,618

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Food Products (Continued)
$3,000,000	Land O’Lakes, Inc. (e)	8.00%	(a)	$2,824,920
				6,574,730
	Gas Utilities – 0.4%
880,000	AltaGas Ltd. (b) (e)	7.20%	10/15/54	886,427
	Independent Power & Renewable Electricity Producers – 0.8%
510,000	AES (The) Corp. (b)	6.95%	07/15/55	499,628
1,150,000	AES (The) Corp. (b)	7.60%	01/15/55	1,173,645
				1,673,273
	Insurance – 8.2%
1,822,000	Assurant, Inc. (b)	7.00%	03/27/48	1,854,680
850,000	Assured Guaranty Municipal Holdings, Inc. (b) (e)	6.40%	12/15/66	786,002
1,400,000	AXIS Specialty Finance LLC (b)	4.90%	01/15/40	1,310,474
2,000,000	CNP Assurances SACA (b) (d) (f)	4.88%	(a)	1,773,190
1,000,000	Fortegra Financial Corp. (b) (i)	8.50%	10/15/57	985,000
2,364,000	Global Atlantic Fin Co. (b) (e)	4.70%	10/15/51	2,282,087
1,121,000	Global Atlantic Fin Co. (b) (e)	7.95%	10/15/54	1,175,232
2,870,000	Hartford Financial Services Group (The), Inc., 3 Mo. CME Term SOFR + CSA + 2.13% (c) (e)	6.91%	02/12/47	2,677,293
1,174,000	Kuvare US Holdings, Inc. (b) (e)	7.00%	02/17/51	1,178,403
1,920,000	Lancashire Holdings Ltd. (b) (f)	5.63%	09/18/41	1,783,200
1,558,000	Liberty Mutual Group, Inc. (b) (e)	4.13%	12/15/51	1,491,012
				17,296,573
	Multi-Utilities – 4.5%
2,446,000	Algonquin Power & Utilities Corp. (b)	4.75%	01/18/82	2,336,168
500,000	CenterPoint Energy, Inc., Series A (b)	7.00%	02/15/55	511,252
75,000	CenterPoint Energy, Inc., Series B (b)	6.85%	02/15/55	76,256
1,000,000	Dominion Energy, Inc. (b)	6.63%	05/15/55	1,012,346
1,017,000	Dominion Energy, Inc., Series A (b)	6.88%	02/01/55	1,060,582
650,000	Dominion Energy, Inc., Series B (b)	7.00%	06/01/54	689,135
900,000	NiSource, Inc. (b)	6.38%	03/31/55	895,223
1,062,000	Sempra (b)	4.13%	04/01/52	1,009,262
1,290,000	Sempra (b)	6.40%	10/01/54	1,245,792
626,000	Sempra (b)	6.88%	10/01/54	626,256
				9,462,272
	Oil, Gas & Consumable Fuels – 7.0%
2,132,000	Enbridge, Inc. (b)	6.25%	03/01/78	2,110,347
1,040,000	Enbridge, Inc. (b)	7.63%	01/15/83	1,092,581
1,800,000	Enbridge, Inc. (b)	8.50%	01/15/84	1,997,728
1,360,000	Enbridge, Inc., Series 20-A (b)	5.75%	07/15/80	1,325,152
490,000	Energy Transfer, L.P., Series B (b)	6.63%	(a)	483,592
3,877,000	Energy Transfer, L.P., Series G (b)	7.13%	(a)	3,941,556
1,100,000	Transcanada Trust (b)	5.50%	09/15/79	1,058,124
1,200,000	Transcanada Trust (b)	5.60%	03/07/82	1,141,548
1,639,000	Venture Global LNG, Inc. (b) (e)	9.00%	(a)	1,708,998
				14,859,626
	Trading Companies & Distributors – 0.6%
1,387,000	Air Lease Corp., Series D (b)	6.00%	(a)	1,360,667
	Total Capital Preferred Securities			162,066,543
	(Cost $166,982,273)

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Shares	Description	Value
EXCHANGE-TRADED FUNDS – 1.4%
	Capital Markets – 1.4%
268,982	Invesco Preferred ETF	$3,106,742
	(Cost $3,085,588)
	Total Investments – 98.4%	208,842,314
	(Cost $217,444,757)
	Net Other Assets and Liabilities – 1.6%	3,320,670
	Net Assets – 100.0%	$212,162,984

(a)	Perpetual maturity.
(b)	Fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at January 31, 2025. At a predetermined date, the fixed rate will change to a variable rate.
(c)	Floating or variable rate security.
(d)
This security is a contingent convertible capital security which may be subject to conversion into common stock of the issuer under certain circumstances. At January 31, 2025, securities noted as such amounted to $51,869,008 or 24.4% of net assets. Of these securities, 11.3% originated in emerging markets, and 88.7% originated in foreign markets.

(e)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the First Trust Series Fund’s (the
“Trust”) Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., (the “Advisor”). Although
market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2025, securities noted as such amounted to $42,607,960 or 20.1% of net assets.

(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(g)	Claim pending with the administrative court of Switzerland.
(h)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(i)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers
(see Restricted Securities table).

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
REITs	– Real Estate Investment Trusts
SOFR	– Secured Overnight Financing Rate

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)

Country Allocation	% of Net Assets
United States	57.7%
Canada	12.7
United Kingdom	7.3
France	7.1
Bermuda	3.2
Spain	3.1
Mexico	2.5
Germany	1.7
Netherlands	1.6
Sweden	0.6
Switzerland	0.4
Japan	0.3
Chile	0.2
Total Investments	98.4
Net Other Assets and Liabilities	1.6
Total	100.0%

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•
Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•
Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•
Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of January 31, 2025 is as follows:
	Total Value at 1/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
$25 Par Preferred Securities:
Insurance	$11,929,813	$11,563,884	$365,929	$—
Other Industry Categories*	23,437,183	23,437,183	—	—
$1,000 Par Preferred Securities*	8,302,033	8,302,033	—	—
Capital Preferred Securities*	162,066,543	—	162,066,543	—
Exchange-Traded Funds*	3,106,742	3,106,742	—	—
Total Investments	$208,842,314	$46,409,842	$162,432,472	$—

*	See Portfolio of Investments for industry breakout.

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)

Restricted Securities
As of January 31, 2025, the Fund held restricted securities as shown in the following table that the Advisor deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees:
Security	Acquisition Date	Par Amount	Current Price	Carrying Cost	Value	% of Net Assets
Dairy Farmers of America, Inc., 7.13%	10/04/16	300,000	$96.50	$310,125	$289,500	0.14%
Fortegra Financial Corp., 8.50%, 10/15/57	10/12/17	1,000,000	98.50	1,000,000	985,000	0.46
Land O’Lakes Capital Trust I, 7.45%, 03/15/28	07/23/14-03/20/15	1,305,000	99.59	1,327,458	1,299,671	0.61
				$2,637,583	$2,574,171	1.21%